CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents And Restricted Cash
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 4: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

1.	Cash and cash equivalents:

	December 31,
	2024	2023
Cash for immediate withdrawal	$14,068	$10,520
Cash equivalents - bank deposits less than three months	55,277	-
Total	$69,345	$10,520

2.	Restricted cash:

	December 31,
	2024	2023
Restricted cash - bank deposits	$271	$271